Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment, net	$ 93,719	$ 90,982
Right-of-use assets, net	40,348	46,659
Intangible assets, net	30,312	42,870
Investments in joint ventures	1,535	2,028
Other financial assets	184	2,186
Deferred tax assets, net	28,260	10,475
Other non-financial assets	589	1,654
Total non-current assets	194,947	196,854
Current assets
Cash and cash equivalents	30,317	17,514
Trade and other receivables, net	78,318	124,854
Inventories, net	76,542	101,825
Amounts owed by related parties, net	3,107	3,908
Current tax assets	21,825	18,323
Other non-financial assets	6,025	2,911
Other financial assets		6,310
Other current assets	216,134	275,645
Assets classified as held for sale	612
Total current assets	216,746	275,645
Total assets	411,693	472,499
(Deficit) Equity
Share capital	1,011	1,011
Share premium account	392,851	375,493
Secured convertible note	186
Other reserves	57,092	50,238
Accumulated deficit	(471,422)	(396,286)
Accumulated other comprehensive loss	(30,859)	(30,246)
(Deficit) equity attributable to owners of the parent	(51,141)	210
Non-controlling interest	(946)	(946)
Total deficit	(52,087)	(736)
Non-Current liabilities
Borrowings	41,407	31,114
Deferred tax liabilities, net	693	2,485
Other financial liabilities	1,228	1,605
Employee benefits	4,528	4,464
Total non-current liabilities	47,856	39,668
Current liabilities
Borrowings	226,559	268,389
Secured convertible note	38,747
Hedging derivative financial instruments		1,792
Trade and other payables	106,991	93,063
Amounts owed to related parties	7,155	21,233
Current tax liabilities	6,705	7,819
Provisions	316	142
Employee benefits	10,098	8,305
Warrant liabilities	967	3,039
Shares held in escrow	16,231	28,877
Other non-financial liabilities	2,155	908
Total current liabilities	415,924	433,567
Total liabilities and shareholders’ equity (deficit)	$ 411,693	$ 472,499